EXPLORATION AND EVALUATION ASSETS (Details Narrative)													12 Months Ended							48 Months Ended
	Feb. 18, 2020 CAD ($)	Feb. 18, 2020 DKK (kr)	Dec. 09, 2019 CAD ($) shares	Sep. 25, 2019 CAD ($) shares	May 04, 2018 CAD ($)	May 04, 2018 DKK (kr)	Apr. 11, 2016	Aug. 01, 2015 CAD ($)	Mar. 04, 2012 CAD ($)	Mar. 04, 2012 DKK (kr)	Aug. 15, 2011 CAD ($)	Aug. 15, 2011 DKK (kr)	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 DKK (kr) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 DKK (kr)	Dec. 31, 2015 CAD ($)	Dec. 31, 2015 DKK (kr)	Jun. 04, 2021 CAD ($)
IfrsStatementLineItems [Line Items]
Total expenditure																						$ 61,783
Acquisition and exploration related cost													$ 122,000			$ 635,000	$ 780,000
Restoration obligations													94,606			267,000
Post Creek Property [Member]
IfrsStatementLineItems [Line Items]
Advances payable annually on net smelter return royalties								$ 10,000
Payments made in advance													10,000			10,000
Exploration and license related expenditures													22,732			41,004
Halcyon Property [Member]
IfrsStatementLineItems [Line Items]
Advances payable annually on net smelter return royalties								$ 8,000
Payments made in advance													8,000			8,000
Exploration and license related expenditures													20,732			27,317
Quetico Property [Member]
IfrsStatementLineItems [Line Items]
Exploration and license related expenditures													11,668			$ 102,715
Exploration claim description															By the second anniversary of the recording of a claim and by each anniversary thereafter, a minimum of $400 worth of approved exploration activity per claim unit must be reported to the Provincial Recording Office.	By the second anniversary of the recording of a claim and by each anniversary thereafter, a minimum of $400 worth of approved exploration activity per claim unit must be reported to the Provincial Recording Office.
Impaired amount for exploration and evaluation assets													71,466
Recoverable amount for exploration and evaluation assets																$ 124,348
Quetico Property [Member] | Prior to April 26, 2021 [Member]
IfrsStatementLineItems [Line Items]
Total annual work requirement cost													$ 324,000
Loveland (Enid Creek) Property [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest in property to be acquired on basis of option agreement				100.00%
Acquisition costs				$ 1,525,000
Issuance of common shares | shares			300,000	300,000									300,000	300,000
Payment to acquire property													$ 25,000
Common shares fair value			$ 51,000										51,000
Acquisition and exploration related cost													4,500,000			437,897
Loveland (Enid Creek) Property [Member] | NSR [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest in property to be acquired on basis of option agreement				1.00%
Lingman Lake Property [Member]
IfrsStatementLineItems [Line Items]
Acquisition and exploration related cost													0			0
[custom:PurchaseOfExplorationAndEvaluationsAssetsImpaired]													27,657
Section 35 Property [Member]
IfrsStatementLineItems [Line Items]
Cumulative exploration related costs																11,393
Refund exploration related costs															$ 10,000	13,016
Maniitsoq Property [Member]
IfrsStatementLineItems [Line Items]
Exploration and license related expenditures													$ 133,772
Percentage of net smelter return royalties													2.50%	2.50%
Percentage of net smelter return royalties after reduction													1.00%	1.00%
Payment required to reduce net smelter return royalties													$ 2,000,000
Number of days from decision to commence commercial production to reduce net smelter return royalties													60 days	60 days
License period description													At the expiration of the first license period, the Company may apply for a second license period (years 6-10), and the Company may apply for a further 3-year license for years 11 to 13. Thereafter, the Company may apply for additional 3-year licenses for years 14 to 16, 17 to 19 and 20 to 22. The Company will be required to pay additional license fees and will be obligated to incur minimum eligible exploration expenses for such years.	At the expiration of the first license period, the Company may apply for a second license period (years 6-10), and the Company may apply for a further 3-year license for years 11 to 13. Thereafter, the Company may apply for additional 3-year licenses for years 14 to 16, 17 to 19 and 20 to 22. The Company will be required to pay additional license fees and will be obligated to incur minimum eligible exploration expenses for such years.
Period of additional license application after year 13													3 years	3 years
Period of additional license application for years 11-13													3 years	3 years
Restoration obligations																267,000
Reversal of excess provision													$ 94,606
Sulussugut License [Member]
IfrsStatementLineItems [Line Items]
Exploration and license related expenditures													104,538			$ 117,756
License period description															The credits available from each year may be carried forward for 3 years plus a 2-year extension and expire between December 31, 2022 to December 2024	The credits available from each year may be carried forward for 3 years plus a 2-year extension and expire between December 31, 2022 to December 2024
License fee paid											$ 5,742	kr 31,400						$ 7,982	kr 40,400
Period of additional license application after first period							5 years
Exploration requirement																				$ 15,808,386	kr 83,809,340
Exploration cost																$ 56,367,505				$ 26,115,831
Amount of License Carried Credits													57,026,697	kr 285,866,733
Approved Exploration Expenditures													384,236	kr 1,921,180
Cleanup provision recovery													54,556
Ininngui License [Member]
IfrsStatementLineItems [Line Items]
Exploration and license related expenditures													$ 21,755			19,424
License period description									The Ininngui License was valid for an initial 5 years until December 31, 2016, with December 31, 2012 being the first year. The license was extended for a further 5 years, until December 31, 2021, with December 31, 2017 being the first year. During the year ended December 31, 2021, the Company received a license extension, which provides for a renewal period until December 31, 2023	The Ininngui License was valid for an initial 5 years until December 31, 2016, with December 31, 2012 being the first year. The license was extended for a further 5 years, until December 31, 2021, with December 31, 2017 being the first year. During the year ended December 31, 2021, the Company received a license extension, which provides for a renewal period until December 31, 2023			The credits available from each year may be carried forward for 3 years plus a 2-year extension and expire between December 31, 2022 to December 2024	The credits available from each year may be carried forward for 3 years plus a 2-year extension and expire between December 31, 2022 to December 2024
License fee paid									$ 5,755	kr 32,200
Exploration cost													$ 5,221,333
Amount of License Carried Credits													6,087,393	kr 30,515,237
Cleanup provision recovery													$ 26,700
Increase through Environment, Health and Safety Expenses, Exploration and Evaluation Assets
IfrsStatementLineItems [Line Items]
Minimum exploration expenditures and actual spend on exploration costs payable in cash, description													the minimum exploration expenditures on the license in any one year from years 2-5, the Company may pay 50% of the difference in cash to BMP as full compensation for that year. This procedure may not be used for more than 2 consecutive calendar years and as at December 31, 2021, the Company has not used the procedure for the license	the minimum exploration expenditures on the license in any one year from years 2-5, the Company may pay 50% of the difference in cash to BMP as full compensation for that year. This procedure may not be used for more than 2 consecutive calendar years and as at December 31, 2021, the Company has not used the procedure for the license
Percentage of difference between minimum exploration expenditures and actual spend on exploration costs payable in cash													50.00%	50.00%
Carbonatite License [Member]
IfrsStatementLineItems [Line Items]
Exploration and license related expenditures													$ 7,083			6,527
License period description					The Carbonatite License is valid for 5 years until December 31, 2022, with December 31, 2020 being the third year. During the year ended December 31, 2021, the Company received a license extension, which provides for renewal period until 2024	The Carbonatite License is valid for 5 years until December 31, 2022, with December 31, 2020 being the third year. During the year ended December 31, 2021, the Company received a license extension, which provides for renewal period until 2024							The credit available from each year may be carried forward 3 years plus a 1-year extension and expire between December 31, 2023 to December 2024	The credit available from each year may be carried forward 3 years plus a 1-year extension and expire between December 31, 2023 to December 2024
License fee paid					$ 6,523	kr 31,000
Exploration cost													$ 1,511,400
Amount of License Carried Credits													2,110,012	kr 10,577,191
Cleanup provision recovery													13,350
West Greenland Prospecting License [Member]
IfrsStatementLineItems [Line Items]
License period description	the Company was granted new prospective license No. 2020/05, by the BMP of Greenland for a period of 5 years ending December 31, 2024	the Company was granted new prospective license No. 2020/05, by the BMP of Greenland for a period of 5 years ending December 31, 2024
License fee paid	$ 4,301	kr 21,900
Exploration related cost													$ 396